Shareholder Report, Line Graph (Details) - USD ($)														1 Months Ended			2 Months Ended				3 Months Ended				4 Months Ended				5 Months Ended		6 Months Ended				7 Months Ended			8 Months Ended			9 Months Ended				10 Months Ended			11 Months Ended		12 Months Ended					13 Months Ended	14 Months Ended		15 Months Ended		16 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended		26 Months Ended		28 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended		40 Months Ended	44 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended		52 Months Ended	56 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	68 Months Ended	71 Months Ended	74 Months Ended	80 Months Ended	83 Months Ended	86 Months Ended	92 Months Ended	95 Months Ended	104 Months Ended	107 Months Ended	116 Months Ended
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C000165025
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Small/Mid Cap Growth Alpha ETF
Accumulated Value													$ 10,000																											$ 11,659.976153																						$ 14,940.858267									$ 16,639.500837							$ 18,070.645741							$ 21,506.765079				$ 27,917.419471			$ 21,887.755361			$ 22,822.113388		$ 30,021.102189		$ 35,298.067093
C000165024
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Small Cap Growth Alpha ETF
Accumulated Value													10,000																											11,354.077645																						14,626.297854									16,164.393383							17,689.357706							19,774.578537				27,743.094127			19,666.804507			20,102.170111		27,012.372646		31,821.448057
C000173876
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Short Duration Income ETF
Accumulated Value												$ 10,000																																					$ 10,186.65																$ 10,376.38								$ 10,786.42							$ 11,108.94						$ 11,125.76				$ 10,994.52			$ 11,570.678418			$ 12,411.217738		$ 13,113.617864
C000204446
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Mortgage-Backed Securities ETF
Accumulated Value											$ 10,000									$ 9,906																																					$ 10,802.384632												$ 11,411.963258							$ 11,512.112259							$ 9,798.0524017					$ 9,742.2374787			$ 10,934.032971			$ 11,765.286448
C000222294
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson AAA CLO ETF
Accumulated Value									$ 9,958	$ 10,000																																												$ 10,210.019764													$ 10,061.327479							$ 10,947.327335							$ 11,833.344422						$ 12,490.962267
C000227173
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson U.S. Real Estate ETF
Accumulated Value								$ 10,000																				$ 10,790.260133																																$ 8,755.9953723										$ 8,213.8644764							$ 10,816.463616							$ 10,734.000716
C000230327
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Corporate Bond ETF
Accumulated Value							$ 10,000												$ 9,912																																					$ 8,021.030996												$ 8,127.4741482							$ 9,383.4997725							$ 10,017.045191
C000232781
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson B-BBB CLO ETF
Accumulated Value						$ 10,000																																									$ 9,005.6285401																	$ 10,450.931648								$ 11,913.263452							$ 12,583.043978
C000246278
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Securitized Income ETF
Accumulated Value					$ 10,000																			$ 10,435.447046										$ 10,425.969693										$ 10,825.83243									$ 10,965.434919						$ 11,194.281445		$ 11,378.053283		$ 11,567.11734			$ 11,683.083053
C000251866
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Emerging Markets Debt Hard Currency ETF
Accumulated Value				$ 10,000																			$ 10,235.536363										$ 10,400.544413										$ 10,438.679491									$ 10,975.017856						$ 11,558.002601
C000253667
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Mid Cap Growth Alpha ETF
Accumulated Value			$ 10,000													$ 10,392											$ 11,739.629099										$ 10,348.627178									$ 11,892.415319									$ 11,952.03294
C000255137
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Income ETF
Accumulated Value		$ 10,000													$ 10,086			$ 10,048.39				$ 10,140.79				$ 10,276.09				$ 10,215.52		$ 10,208.7				$ 10,292.76			$ 10,457.06			$ 10,492.73			$ 10,648.12			$ 10,688.04			$ 10,745.97
C000256831
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Transformational Growth ETF
Accumulated Value	$ 10,000													$ 9,736			$ 8,723.2128				$ 8,843.2570128				$ 9,443.4780771				$ 10,345.313027		$ 10,561.424015				$ 10,649.469232			$ 11,245.775476			$ 11,369.84
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value													10,000																											11,321.582673																						14,036.432786									14,962.271074							16,980.636591							18,703.845365				26,914.679476			22,468.979616			24,351.910645		33,570.372603		40,557.213963
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value													10,000																											11,321.58																						14,036.43									14,962.27							16,980.64							18,703.85				26,914.68			22,468.98			24,351.91		33,570.372603		40,557.213963
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value												10,000																																					10,271.479251																10,060.560712								11,218.464946							11,912.586148						11,855.645095				9,996.3820986			10,031.965529			11,089.962885		11,773.008606
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value											10,000									9,901.5973364																																					11,041.205933												11,724.359571							11,668.318223							9,838.4327866					9,873.4539755			10,914.734289			11,586.987445
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value									9,953.921558	10,000																																												9,906.3427394													8,352.7793241							8,382.5121351							9,266.5538172						9,837.2933226
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000																				10,790.65454																																9,008.2810433										9,763.1872377							13,459.060283							16,260.230236
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Corporate Bond Index
Accumulated Value							10,000												9,942.6415531																																					7,996.7846431												8,218.4234771							9,338.6675135							9,956.7731878
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000																																									8,552.1713107																	8,582.6138835								9,487.7588201							10,072.122639
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000																			10,540.861955										10,222.987894										10,739.85113									10,766.266999						10,758.813372		11,042.893575		11,103.045534			11,429.375855
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg Global Aggregate Bond Index
Accumulated Value				10,000																			9,896.9241219										9,772.9199376										10,266.845711									10,268.968086						10,459.671174
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000													10,147.072817											10,822.510065										9,928.8611191									11,338.931297									12,258.934632
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000													$ 10,144.04			$ 9,978.0267924				$ 10,030.962041				$ 10,251.661122				$ 10,255.518917		$ 10,295.823753				$ 10,222.104817			$ 10,379.283625			$ 10,351.906334			$ 10,475.719591			$ 10,589.997012			$ 10,656.159875
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000													9,873.19			9,316.8922683				9,253.7150433				9,836.1874197				10,336.383566		10,568.362874				10,782.599532			11,176.165479			11,437.839782
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value													10,000																											11,639.876332																						15,247.790748									15,877.884927							16,894.242177							19,152.60713				26,517.437258			19,616.986961			18,120.575705		24,732.862907		29,384.583483
Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 2500™ Growth Index
Accumulated Value													10,000																											11,445.18142																						14,886.706093									15,708.041231							17,557.044984							21,368.214169				29,301.137776			21,278.305981			20,256.296574		27,185.136473		31,475.2324
Janus Henderson Small/Mid Cap Growth Alpha Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Small/Mid Cap Growth Alpha Index
Accumulated Value													10,000																											11,706																						15,058									16,835							18,354							21,924				28,540			22,435			23,461		30,958		35,239
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value													10,000																											11,639.876332																						15,247.790748									15,877.884927							16,894.242177							19,152.60713				26,517.437258			19,616.986961			18,120.575705		24,732.862907		29,384.583483
Janus Henderson Small Cap Growth Alpha Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Janus Henderson Small Cap Growth Alpha Index
Accumulated Value													$ 10,000																											$ 11,397																						$ 14,717									$ 16,253							$ 17,892							$ 20,077				$ 28,227			$ 20,065			$ 20,569		$ 27,717		$ 30,504
ICE BofA U.S. 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		ICE BofA U.S. 3-Month U.S. Treasury Bill Index
Accumulated Value												10,000																																					10,073.215331																10,242.06593								10,488.381674							10,584.493961						10,590.348297				10,672.800468			11,182.31557			11,784.632731		12,296.663029
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		FTSE 3-Month U.S. Treasury Bill Index
Accumulated Value												$ 10,000																																					$ 10,069.370485																$ 10,237.186873								$ 10,477.323269							$ 10,567.168934						$ 10,572.866091				$ 10,665.832706			$ 11,192.233115			$ 11,817.748405		$ 12,352.883684
Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Accumulated Value											$ 10,000									$ 9,916.5702947																																					$ 10,795.860655												$ 11,222.005935							$ 11,157.075911							$ 9,478.5330139					$ 9,400.6183976			$ 10,475.886946			$ 11,242.649167
J.P. Morgan CLOIE AAA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		J.P. Morgan CLOIE AAA Index
Accumulated Value									$ 9,979.0327346	$ 10,000																																												$ 10,222.925878													$ 10,130.91479							$ 11,050.803336							$ 11,912.925899						$ 12,584.631136
FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		FTSE Nareit Equity REITs Index
Accumulated Value								$ 10,000																				$ 10,740.448974																																$ 8,752.3400913										$ 8,218.0844807							$ 11,242.266585							$ 11,165.392298
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value							$ 10,000												$ 9,924.6696874																																					$ 8,368.2321463												$ 8,398.0199636							$ 9,283.697142							$ 9,855.4925277
JP Morgan CLO BBB Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		JP Morgan CLO BBB Index
Accumulated Value						$ 10,000																																									$ 9,198.256041																	$ 10,867.999862								$ 12,545.414046							$ 13,486.692433
ICE BofA U.S. ABS & CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		ICE BofA U.S. ABS & CMBS Index
Accumulated Value					$ 10,000																			$ 10,412.22379										$ 10,383.999784										$ 10,722.417346									$ 10,847.667011						$ 10,987.659887		$ 11,207.635811		$ 11,319.179249			$ 11,535.68353
JPM EMBI Global Core Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		JPM EMBI Global Core Index
Accumulated Value				$ 10,000																			$ 10,143.917781										$ 10,242.128407										$ 10,308.433451									$ 10,803.931099						$ 11,398.552013
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell Midcap Growth Index
Accumulated Value			$ 10,000													$ 10,394.139119											$ 11,752.208728										$ 10,605.446262									$ 12,374.819997									$ 12,430.695827
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000													$ 9,628.09			$ 8,817.0238923				$ 8,973.1800907				$ 9,767.1326031				$ 10,389.85387		$ 10,782.09355				$ 10,902.635361			$ 11,481.817406			$ 11,898.89549